CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 6,381,855	$ 5,973,754	$ 15,702,781	$ 13,818,009	$ 18,670,138	$ 14,802,268
Cost of revenues	5,324,024	4,880,477	16,339,394	11,447,677	16,834,833	11,626,838
Gross profit (loss)	1,057,831	1,093,277	(636,613)	2,370,332	1,835,305	3,175,430
Selling, general and administrative expenses:
Salaries, employee benefits and related taxes	851,594	750,226	2,551,107	3,793,371	4,492,640	2,713,072
Advertising and other marketing	22,986	95,872	114,635	239,120	321,409	394,172
Depreciation	21,967	44,471	86,514	123,325	166,067	160,808
Rent, utilities, telephone and communications	92,954	91,951	270,890	286,040	378,586	383,204
Professional fees	190,334	205,147	687,730	742,246	901,452	879,438
Other general and administrative	266,559	203,412	771,010	596,391	1,008,118	765,419
Total selling, general and administrative expenses	1,446,394	1,391,079	4,481,886	5,780,493	7,268,272	5,296,113
Operating loss from continuing operations	(388,563)	(297,802)	(5,118,499)	(3,410,161)	(5,432,967)	(2,120,683)
Other income (expense):
Gain on the change of the fair value of warrant liability		40,480		50,600	51,440	25,001
Gain on the sale of equipment	(2,931)		17,738
Interest expense	(39,999)	(12,850)	(121,195)	(31,528)	(42,720)	(39,493)
Total other income (expense)	(42,930)	27,630	(103,457)	19,072	8,720	(14,492)
Loss from continuing operations	(431,493)	(270,172)	(5,221,956)	(3,391,089)	(5,424,247)	(2,135,175)
Income from discontinued operations	37,046	56,478	116,782	188,495	239,560	392,167
Net loss	$ (394,447)	$ (213,694)	$ (5,105,174)	$ (3,202,594)	$ (5,184,687)	$ (1,743,008)
Net income (loss) per common share - basic and diluted:
Loss from operations (in dollars per share)	$ (0.04)	$ (0.01)	$ (0.12)	$ (0.08)	$ (0.13)	$ (0.05)
Income from discontinued operations (in dollars per share)					0.01	0.01
Net loss per common share (in dollars per share)	$ (0.04)	$ (0.01)	$ (0.12)	$ (0.08)	$ (0.12)	$ (0.04)
Weighted average common shares outstanding - basic and diluted (in shares)	41,543,655	41,543,655	41,543,655	41,543,655	41,543,655	41,543,655